Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Office Building CNY	Dec. 31, 2012 Computer Equipment CNY
Operating Leased Assets [Line Items]
Future minimum lease payments 2012	$ 3,679,092	22,921,110	9,649,602	13,271,508
Future minimum lease payments 2013	815,247	5,079,070	5,049,070	30,000
Future minimum lease payments 2014	284,811	1,774,404	1,774,404
Total	$ 4,779,150	29,774,584	16,473,076	13,301,508